Deposits by Banks	6 Months Ended
Jun. 30, 2020
Disclosure of deposits from banks [abstract]
Deposits by Banks
19. DEPOSITS BY BANKS

	30 June 2020	31 December 2019
	£m	£m
Items in the course of transmission	255	337
Deposits held as collateral	3,852	2,169
Other deposits(1)	13,886	11,847
	17,993	14,353
(1)Includes drawdown from the TFS of £10.8bn (2019: £10.8bn) and drawdown from the TFSME of £2.2bn (2019:£nil).